Borrowings (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on Debt
Cost of financing	$ 545,000,000	$ 553,000,000	$ 555,000,000
Interest expense	470,000,000	402,000,000	365,000,000
Net investment derivative activity	(11,000,000)	9,000,000	3,000,000
Interest capitalized	18,000,000	9,000,000	5,000,000
Total interest paid and accrued	1,022,000,000	973,000,000	928,000,000
Credit Agreement
Unused lines:
Revolving lines of credit, term		5 years
Revolving lines of credit, amount		10,000,000,000
Revolving lines or credit, extended term	1 year
Lines of credit, expenses	5,300,000	5,000,000	6,200,000
Revolving lines of credit, additional amount	$ 2,000,000,000